TAXES ON INCOME (Schedule of Income taxes paid) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income Taxes Paid	$ 257	$ 39	$ 0
Domestic (Israel)
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income Taxes Paid	71	39	0
Foreign (United States)
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income Taxes Paid	$ 186	$ 0	$ 0